Derivative Liability - Schedule of Changes in Derivative Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Schedule of Changes in Derivative Liabilities [Line Items]
Balance	$ 898,059
Addition of new derivatives recognized as debt discount - conversion feature		953,571
Addition of new derivatives recognized as loss on derivatives		117,217
Gain on change in fair value of the derivative	(630,586)	(803,315)
Balance	$ 267,473	$ 267,473